Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2023	2022	2023	2022
Salaries and other short-term employee costs	2,587	2,062	6,218	4,206
Pension costs	36	71	231	204
Share-based compensation expense	3,068	6,875	6,712	12,449
Other compensation	33	8	71	18
Total	5,724	9,016	13,232	16,877